                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JGE Capital Management, LLC
Address:   600 Montgomery Street, 36th Fl.
           San Francisco, CA 94111

Form 13F File Number: 28-11971

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Edwards
Title:     Chief Financial Officer
Phone:     415-675-3200

Signature, Place, and Date of Signing:


/s/ Douglas K. Edwards            San Francisco, CA        May 8, 2009
-------------------------------   ----------------------   ---------------------
Douglas K. Edwards
Chief Financial Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)


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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------
 1           28-11242        East Peak Partners, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            11

Form 13F Information Table Value Total:       261,349
                                           (thousands)


                                      -2-

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                           FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------               -------------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICA MOVIL SAB DE CV      SPON ADR L SHS 02364W 10 5   13,540   500,000  SH         SOLE        1      500,000
BROOKDALE SENIOR LIVING INC.     COM        112463 10 4    9,343 1,850,000  SH         SOLE        1    1,850,000
CROWN CASTLE INT'L CORP          COM        228227 10 4  120,419 5,900,000  SH         SOLE        1    5,900,000
CROWN CASTLE INT'L CORP          COM        228227 10 4      612    30,000  SH         SOLE      NONE      30,000
DOMINOS PIZZA, INC.              COM        25754A 20 1   11,135 1,700,000  SH         SOLE        1    1,700,000
HEALTHSOUTH CORP                 COM        421924 30 9   35,520 4,000,000  SH         SOLE        1    4,000,000
HEALTHSOUTH CORP                 COM        421924 30 9      533    60,000  SH         SOLE      NONE      60,000
HERBALIFE LTD                    COM        G4412G 10 1   20,972 1,400,000  SH         SOLE        1    1,400,000
HERBALIFE LTD                    COM        G4412G 10 1      749    50,000  SH         SOLE      NONE      50,000
SBA COMMUNICATIONS CORP.         COM        78388J 10 6   34,950 1,500,000  SH         SOLE        1    1,500,000
RISKMETRICS GROUP, INC.          COM        767735 10 3   13,576   950,000  SH         SOLE        1      950,000
                                                        --------
                                                         261,349
                                                        ========